Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.4%
Debt Funds - 24.0%
iShares 1-3 Year Treasury Bond ETF	100,996	$8,737,164
iShares 20+ Year Treasury Bond ETF	19,923	3,252,629
iShares 3-7 Year Treasury Bond ETF	89,898	12,009,474
iShares 7-10 Year Treasury Bond ETF	35,819	4,363,470
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,411	8,676,806
iShares iBoxx High Yield Corporate Bond ETF	104,463	8,764,446
iShares JP Morgan USD Emerging Markets Bond ETF	39,276	4,355,316
iShares Short Treasury Bond ETF	49,312	5,458,838
Total Debt Funds		55,618,143
Equity Funds - 49.4%
iShares Core MSCI EAFE ETF	490,559	29,570,896
iShares Core MSCI Emerging Markets ETF	41,300	2,180,640
iShares Core S&P U.S. Growth ETF	450,213	36,008,036
iShares Core S&P U.S. Value ETF	283,155	15,372,485
iShares MSCI Global Min Vol Factor ETF	120,285	11,055,394
iShares MSCI USA Momentum Factor ETF	45,639	6,727,189
iShares MSCI USA Quality Factor ETF	129,420	13,426,031
Total Equity Funds		114,340,671
Total Exchange Traded Funds (Cost - $152,828,678)		169,958,814
Variable Insurance Trusts - 21.9%
Asset Allocation Fund - 21.9%
BlackRock Global Allocation VI Fund, Class I (Cost - $41,422,385)	2,768,542	50,747,379
Short-Term Investments - 3.8%
Money Market Funds - 3.8%
Dreyfus Government Cash Management, 0.02%(a)	8,859,552	8,859,552
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	4,694	4,694
Total Short-Term Investments (Cost - $8,864,246)		8,864,246
Total Investments - 99.1% (Cost - $203,115,309)		$229,570,439
Other Assets Less Liabilities - Net 0.9%		2,040,972
Total Net Assets - 100.0%		$231,611,411

a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	7	12/18/2020	$526,540	$(4,000)
MSCI EAFE Future	Goldman Sachs & Co.	88	12/18/2020	8,154,080	113,700
MSCI Emerging Market Index Future	Goldman Sachs & Co.	33	12/18/2020	1,796,025	(5,215)
S&P 500 E-Mini Future	Goldman Sachs & Co.	103	12/18/2020	17,262,800	(221,130)
S&P MID 400 Future	Goldman Sachs & Co.	10	12/18/2020	1,855,900	(17,215)
Total Net Unrealized Depreciation on Futures Contracts					$(133,860)